3. Property and Equipment (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 4,929,910	$ 4,609,671	$ 9,879
Less accumulated depreciation	(195,271)	(31,536)	(3,543)
Property and equipment, net	4,734,639	4,578,135	6,336
Warehouse [Member]
Property and equipment, gross	3,789,773	3,765,481	0
Land [Member]
Property and equipment, gross	731,515	731,515	0
Building Improvements [Member]
Property and equipment, gross	250,276	32,745	0
Furniture And Fixtures [Member]
Property and equipment, gross	28,811	16,677	8,850
Equipment [Member]
Property and equipment, gross	123,551	5,057	1,029
Software [Member]
Property and equipment, gross	$ 5,984	5,057
Construction in progress [Member]
Property and equipment, gross		$ 31,677	$ 0